TIMOTHY PLAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.9%
	EQUITY - 55.9%
88,200	Timothy Plan High Dividend Stock ETF(a)	$3,398,346
151,256	Timothy Plan International ETF(a)	5,245,558
136,200	Timothy Plan US Large/Mid Cap Core ETF(a)	6,190,290
99,223	Timothy Plan US Small Cap Core ETF(a)	4,112,793
		18,946,987

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,120,773)	18,946,987

	OPEN END FUNDS — 42.9%
	EQUITY - 15.3%
327,913	Timothy Plan International Fund, Class A(a)	5,197,418

	FIXED INCOME - 27.6%
671,547	Timothy Plan Fixed Income Fund, Class A(a)	6,211,810
344,874	Timothy Plan High Yield Bond Fund, Class A(a)	3,138,355
		9,350,165

	TOTAL OPEN END FUNDS (Cost $13,825,573)	14,547,583

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
428,427	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(b) (Cost $428,427)	428,427

	TOTAL INVESTMENTS - 100.1% (Cost $29,374,773)	$33,922,997
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(36,005)
	NET ASSETS - 100.0%	$33,886,992

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.